Research Collaboration and License Agreement - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price				$ 27,000		$ 27,000
Revenue from contract with customer excluding assessed tax				427	$ 574	1,119	$ 41,958
Contract with customer liability					42		42
Revenues								$ 42,000
Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price				25,600		25,600
Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price				$ 1,400		1,400
Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received						80,000
Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received						165,000
Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received						70,000
Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received						$ 235,000
Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received			$ 15,000
Research and Development Agreement [Member]
Research Collaboration And License Agreement [Line Items]
Received towards delivery of license and reimbursement of research activities					$ 0		$ 42,000
Research and Development Agreement [Member] | Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received			15,000
Performance obligation transaction price			27,000
Received towards delivery of license and reimbursement of research activities	$ 17,100	$ 24,900
Research and Development Agreement [Member] | Pfizer [Member] | Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price			25,600
Research and Development Agreement [Member] | Pfizer [Member] | Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price			1,400
Research and Development Agreement [Member] | Pfizer [Member] | Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			80,000
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			165,000
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			70,000
Research and Development Agreement [Member] | Pfizer [Member] | Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			$ 235,000